Equity Transactions	12 Months Ended
Dec. 31, 2021
Equity Transactions
Equity Transactions

4. Equity Transactions

GasLog Partners' offerings

On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions. During the year ended December 31, 2019, GasLog Partners repurchased and cancelled 1,171,572 common units at a weighted average price of $19.52 per common unit, for a total cost of $22,890 including commissions.

On February 26, 2019, the Partnership entered into a Third Amended and Restated Equity Distribution Agreement to further increase the size of the Partnership’s "at-the-market" common equity offering programme (" ATM Programme") to $250,000.

On April 1, 2019, GasLog Partners issued 49,850 common units in connection with the vesting of 24,925 Restricted Common Units (" RCUs") and 24,925 Performance Common Units (" PCUs") under its 2015 Long-Term Incentive Plan (the "GasLog Partners' Plan") at a price of $22.99 per unit.

On June 24, 2019, the Partnership Agreement was amended, effective June 30, 2019, to eliminate the incentive distribution rights (the "IDRs") in exchange for the issuance by the Partnership to GasLog of 2,532,911 common units and 2,490,000 Class B units (of which 415,000 are Class B-1 units, 415,000 are Class B-2 units, 415,000 are Class B-3 units, 415,000 are Class B-4 units, 415,000 are

Class B-5 units and 415,000 are Class B-6 units), issued on June 30, 2019. The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units.

On February 5, 2020, the board of directors of GasLog Partners authorized a renewal of the unit repurchase programme taking the total authority outstanding under the programme to $25,000, to be utilized from February 10, 2020 to December 31, 2021. In the year ended December 31, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 RCUs and 21,292 PCUs under the GasLog Partners' Plan. On June 30, 2020, GasLog Partners issued an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs under the GasLog Partners' Plan.

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of IDRs in June 2019.

Finally, on September 25, 2020, GasLog Partners issued 365,700 common units in connection with the vesting of 182,850 RCUs and 182,850 PCUs under the GasLog Partners' Plan.

On March 31, 2021, GasLog Partners entered into a Fourth Amended and Restated Equity Distribution Agreement to renew the ATM Programme. Under the ATM Programme, in the year ended December 31, 2021, GasLog Partners issued and received payment for 3,195,401 common units at a weighted average price of $3.19 per common unit for total net proceeds, after deducting fees and other expenses, of $9,633. As of December 31, 2021, the unutilized portion of the ATM Programme was $116,351.

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 RCUs and 2,992 PCUs under the GasLog Partners' Plan.

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of IDRs in June 2019. After the conversion of the first two tranches of 415,000 Class B units to common units on July 1, 2020 and July 1, 2021, the remaining 1,660,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog's option on July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-3 units, Class B-4 units, Class B-5 units and the Class B-6 units, respectively.

Under the Partnership’s preference unit repurchase programme established in March 2021 and covering the period March 11, 2021 to March 31, 2023, GasLog Partners repurchased and cancelled a total of 464,429 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the ''Partnership’s Series B Preference Units'') and 269,549 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the ''Partnership’s Series C Preference Units'') at a weighted average price of $25.00 per preference unit for both Series. The aggregate amount paid during the period for repurchases of preference units was $18,388, including commissions.

Dividends declared attributable to non-controlling interests included in the consolidated statement of changes in equity represent cash distributions to holders of common and preference units.

In the year ended December 31, 2021, the board of directors of the Partnership approved and declared cash distributions of $1,373 and of $29,863 for the common units and preference units, respectively, held by non-controlling interests.

Following the IDRs' elimination, 98% of the available cash (after deducting the earnings attributable to preference unitholders) is distributed to the common unitholders and 2% is distributed to the general partner. The updated earnings allocation applies to the Partnership's earnings from June 30, 2019 and onwards.

Allocation of GasLog Partners’ profit/(loss)	2020	2021
Partnership’s profit/(loss) attributable to:
Common unitholders	25,970	(23,486)
General partner	561	(482)
Preference unitholders	30,328	29,694
Total	56,859	5,726
Partnership’s profit/(loss) allocated to GasLog	8,622	(7,127)
Partnership’s profit allocated to non-controlling interests	48,237	12,853
Total	56,859	5,726